RELATED PARTY TRANSACTIONS (Details)		4 Months Ended	12 Months Ended
		Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 USD ($) $ / item shares	Dec. 31, 2016 USD ($) $ / item shares	Dec. 31, 2015 USD ($) $ / item shares	Dec. 31, 2014 shares
RELATED PARTY TRANSACTIONS
Units owned (in units)		44,544,897	44,544,897	71,901,800
Fund's net asset value (as a percent)		1.41%	1.41%	0.94%
Class A
RELATED PARTY TRANSACTIONS
Units owned (in units)	[1]	31,461,991	31,461,991	14,454,830	13,784,327	12,349,527
Annual percentage of sponsor fees charged by the Fund based on month-end net assets			1.50%
Class C
RELATED PARTY TRANSACTIONS
Units owned (in units)	[2]	4,857,611	4,857,611	45,337,665	50,633,610	49,129,741
Annual percentage of sponsor fees charged by the Fund based on month-end net assets			2.50%
Class D
RELATED PARTY TRANSACTIONS
Units owned (in units)		1,920,371	1,920,371	1,920,371	2,170,371	2,482,365
Annual percentage of sponsor fees charged by the Fund based on month-end net assets		0.75%
Class I
RELATED PARTY TRANSACTIONS
Units owned (in units)		681,225	681,225	1,077,016	1,177,582	1,207,316
Annual percentage of sponsor fees charged by the Fund based on month-end net assets			1.10%
MLAI | Class D
RELATED PARTY TRANSACTIONS
Units owned (in units)		50	50	50
MLAI | Maximum | Class D
RELATED PARTY TRANSACTIONS
Fund's net asset value (as a percent)		1.00%	1.00%	1.00%
Transfer Agent
RELATED PARTY TRANSACTIONS
Fee rate paid by MLAI based on aggregate net assets (as a percent)			0.02%
Fees allocated to Fund | $			$ 17,393	$ 23,486	$ 48,759
Fees payable | $		$ 3,975	$ 3,975	$ 5,825
BofA Corp
RELATED PARTY TRANSACTIONS
Interest rate under the Interest Earning Program on U.S. dollar cash balances			federal funds rate
Margin on interest rate under the Interest Earning Program on U.S. dollar cash balances (as a percent)			0.20%
Floor rate (as a percent)		0.00%	0.00%
MLPF&S
RELATED PARTY TRANSACTIONS
Average round-turn commission rate (in dollars per round-turn) | $ / item			6.40	6.25	6.49

[1]	Subscription units include conversion in of 24,597,496 units which were converted from Class C in 2017.
[2]	Redemption units include conversion out of 27,803,430 units which were converted to Class A in 2017.